INVESTMENTS ACCOUNTED FOR USING EQUITY METHOD - Schedule of Summarized Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Associates [Line Items]
Current assets	$ 130,900	$ 202,824
Non-current assets	470,669	497,603
Current liabilities	(171,937)	(225,629)
Non-current liabilities	(321,392)	(298,258)
Equity	108,240	176,540	$ 248,687	$ 298,974
Revenue	281,480	310,641	349,846
Loss for the year	(79,969)	(122,754)	(76,038)
Total comprehensive loss	(71,377)	(136,700)	$ (76,729)
Zypp | Gogoro Network Pte. Ltd.
Disclosure of Associates [Line Items]
Current assets	15,427	17,332
Non-current assets	12,316	8,263
Current liabilities	(8,632)	(2,896)
Non-current liabilities	(6,432)	(5,585)
Equity	12,679	17,114
Revenue	53,447	43,833
Loss for the year	(9,265)	(15,895)
Total comprehensive loss	(9,265)	(15,895)
GPH | Gogoro Network Pte. Ltd.
Disclosure of Associates [Line Items]
Current assets	2,746	2,944
Non-current assets	1,552	2,425
Current liabilities	(1,220)	(1,312)
Non-current liabilities	0	0
Equity	3,078	4,057
Revenue	25	125
Loss for the year	(494)	(2,828)
Total comprehensive loss	(494)	$ (2,828)
CGM | Gogoro Network Pte. Ltd.
Disclosure of Associates [Line Items]
Current assets	1,950
Non-current assets	23
Current liabilities	(226)
Non-current liabilities	0
Equity	1,747
Revenue	0
Loss for the year	(211)
Total comprehensive loss	$ (211)